Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations [Abstract]
Amount of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the year ended December 31, 2021
	Coso	Other	Total
Contracted concessional assets (Note 6)	383,153	158,927	542,080
Deferred tax asset (Note 18)	-	4,410	4,410
Other non-current assets	11,024	1,943	12,967
Cash & cash equivalents	6,363	14,649	21,012
Other current assets	14,378	46,679	61,057
Non-current Project debt (Note 15)	(248,544)	(39,808)	(288,352)
Current Project debt (Note 15)	(13,415)	(25,366)	(38,781)
Deferred tax liabilities (Note 18)	-	(4,910)	(4,910)
Other current and non-current liabilities	(22,959)	(64,825)	(87,784)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	83,412	213,412
Asset acquisition – purchase price paid	(130,000)	(80,364)	(210,364)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2020
Contracted concessional assets (Note 6)	172,321
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	31,421
Non-current Project debt (Note 15)	(149,585)
Current Project debt (Note 15)	(8,680)
Other current and non-current liabilities	(15,561)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-